Financial instruments and related disclosures - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance charge o s obligations ce under finance leases £m	£ (66)	£ (64)
Finance charge on obligations under finance leases	12	3
Non Derivatives Financial Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(17,137,000,000)	(18,849,000,000)
Interest on debt	8,510,000,000	(9,410,000,000)
Finance charge o s obligations ce under finance leases £m	(66,000,000)	(64,000,000)
Finance charge on obligations under finance leases	(12,000,000)	(3,000,000)
and not t	(29,803,000,000)	(29,466,000,000)
Total	(55,528,000,000)	(57,792,000,000)
Non Derivatives Financial Liabilities [Member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(2,802,000,000)	(4,108,000,000)
Interest on debt	555,000,000	(705,000,000)
Finance charge o s obligations ce under finance leases £m	(23,000,000)	(23,000,000)
Finance charge on obligations under finance leases	(2,000,000)	(2,000,000)
and not t	(21,521,000,000)	(11,621,000,000)
Total	(24,903,000,000)	(16,459,000,000)
Non Derivatives Financial Liabilities [Member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,344,000,000)	(2,218,000,000)
Interest on debt	497,000,000	(566,000,000)
Finance charge o s obligations ce under finance leases £m	(27,000,000)	(22,000,000)
Finance charge on obligations under finance leases	(2,000,000)	(1,000,000)
and not t	(853,000,000)	(8,784,000,000)
Total	(2,723,000,000)	(11,591,000,000)
Non Derivatives Financial Liabilities [Member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,078,000,000)	(1,282,000,000)
Interest on debt	488,000,000	(503,000,000)
Finance charge o s obligations ce under finance leases £m	(8,000,000)	(12,000,000)
Finance charge on obligations under finance leases	(1,000,000)
and not t	(813,000,000)	(961,000,000)
Total	(2,388,000,000)	(2,758,000,000)
Non Derivatives Financial Liabilities [Member] | Between Three and Four Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(16,000,000)
Interest on debt	488,000,000	(496,000,000)
Finance charge o s obligations ce under finance leases £m	(2,000,000)	(7,000,000)
Finance charge on obligations under finance leases	(1,000,000)
and not t	(784,000,000)	(786,000,000)
Total	(1,291,000,000)	(1,289,000,000)
Non Derivatives Financial Liabilities [Member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,483,000,000)
Interest on debt	468,000,000	(496,000,000)
Finance charge o s obligations ce under finance leases £m	(1,000,000)
Finance charge on obligations under finance leases	(1,000,000)
and not t	(752,000,000)	(705,000,000)
Total	(2,705,000,000)	(1,201,000,000)
Non Derivatives Financial Liabilities [Member] | Between Five and Ten Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(3,694,000,000)	(4,117,000,000)
Interest on debt	2,018,000,000	(2,122,000,000)
Finance charge o s obligations ce under finance leases £m	(5,000,000)
Finance charge on obligations under finance leases	(5,000,000)
and not t	(3,609,000,000)	(3,474,000,000)
Total	(9,331,000,000)	(9,713,000,000)
Non Derivatives Financial Liabilities [Member] | Greater Than Ten Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(6,720,000,000)	(7,124,000,000)
Interest on debt	3,996,000,000	(4,522,000,000)
and not t	(1,471,000,000)	(3,135,000,000)
Total	£ (12,187,000,000)	£ (14,781,000,000)